UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005

[LOGO OF USAA]
   USAA(R)

                                  USAA EMERGING
                                         MARKETS Fund

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

                      1st Quarter Portfolio Of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2005

                                                                      (Form N-Q)

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USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                                     MARKET
      NUMBER                                                                                                          VALUE
   OF SHARES   SECURITY                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
               STOCKS (95.9%)

               BRAZIL (10.4%)
       6,920   Banco Itau S.A. ADR (Preferred) (Diversified Banks)                                                 $    725
      32,390   Brasil Telecom Participacoes S.A. ADR (Preferred) (Integrated Telecommunication Services)              1,181
  11,768,800   Centrais Electricas Brasileiras S.A. (Electric Utilities)                                                163
  23,076,000   Centrais Electricas Brasileiras S.A. "B" (Preferred) (Electric Utilities)                                307
  25,668,100   Companhia Energetica de Minas Gerais (CEMIG) (Preferred) (Electric Utilities)                            897
  14,822,900   Companhia Paranaense de Energia-Copel (Electric Utilities)                                                70
 178,997,700   Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)                                 1,028
  14,846,300   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water Utilities)(b)                      932
      27,900   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR (Water Utilities)                     438
  14,549,400   Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                                             1,049
      38,000   Contax Participacoes S.A. ADR (Other Diversified Financial Services)*(a)                                  26
      67,505   Duratex S.A. (Preferred) (Building Products)                                                             636
      47,974   Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred) (Aerospace & Defense)(b)                1,720
     113,800   Grendene S.A. (Footwear)                                                                                 802
     185,400   Klabin S.A. (Preferred) (Paper Packaging)                                                                357
      70,496   Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                                                    4,410
      38,000   Telecomunicacoes Brasileiras S.A. ADR (Preferred) (Integrated Telecommunication Services)              1,089
      25,900   Telemar Norte Leste S.A. (Integrated Telecommunication Services)                                         571
 435,513,384   Telemig Celular Participacoes S.A. (Preferred) (Wireless Telecommunication Services)                     687
      56,385   Telesp - Telecomunicacoes de Sao Paulo S.A. (Preferred) (Integrated Telecommunication Services)        1,037
      24,170   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR (Preferred) (Diversified Banks)                        1,081
                                                                                                                   --------
                                                                                                                     19,206
                                                                                                                   --------
               CHILE (0.3%)
      16,000   Banco Santander Chile S.A. ADR (Diversified Banks)                                                       607
                                                                                                                   --------
               CHINA (8.6%)
      58,500   BYD Co. Ltd. "H" (Electrical Components & Equipment)                                                     104
     503,000   Beijing Capital International Airport Co. Ltd. "H" (Industrial Conglomerates)                            207
     192,000   Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)                                                270
   1,472,000   Brilliance China Automotive Holdings Ltd. (Auto Parts & Equipment)                                       251
   1,490,000   CNOOC Ltd. (Oil & Gas Exploration & Production)                                                        1,072
     539,200   China Mobile Ltd. (Wireless Telecommunication Services)                                                2,345
   2,290,100   China Petroleum and Chemical Corp. "H" (Integrated Oil & Gas)                                          1,019
       4,100   China Petroleum and Chemical Corp. ADR "H" (Integrated Oil & Gas)                                        184
     591,100   China Resources Enterprise Ltd. (Industrial Conglomerates)                                               952
     677,500   China Shenhua Energy Co. Ltd. "H" (Coal & Consumable Fuels)*                                             753
   3,729,000   China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)                                   1,392
   3,604,400   Denway Motors Ltd. (Automobile Manufacturers)                                                          1,337
     210,000   Global Bio-chem Technology Group Co. Ltd. (Agricultural Products)                                         98
   4,583,500   Huadian Power International Corp. Ltd. "H" (Electric Utilities)                                        1,267
     898,500   Huaneng Power International, Inc. "H" (Electric Utilities)                                               642
     368,000   Panva Gas Holdings Ltd. (Commodity Chemicals)*                                                           169
   1,378,000   PetroChina Co. Ltd. "H" (Integrated Oil & Gas)                                                         1,117
     479,300   Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)                                             914
   3,639,600   Sinopec Yizheng Chemical Fibre Co. Ltd. "H" (Specialty Chemicals)                                        579
   2,363,000   Sinotrans Ltd. "H" (Air Freight & Logistics)                                                             830
     268,000   Weiqiao Textile Co. Ltd. "H" (Textiles)                                                                  352
                                                                                                                   --------
                                                                                                                     15,854
                                                                                                                   --------
               CROATIA (0.4%)
      57,900   Pliva d.d. GDR (Pharmaceuticals)                                                                         734
                                                                                                                   --------
               EGYPT (0.2%)
      53,500   Commercial International Bank S.A.E. GDR (Diversified Banks)                                             436
                                                                                                                   --------

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USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                                     MARKET
      NUMBER                                                                                                          VALUE
   OF SHARES   SECURITY                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
               HUNGARY (1.6%)
       6,651   Gedeon Richter Rt. (Pharmaceuticals)                                                                $  1,063
     361,700   Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)                                          1,833
                                                                                                                   --------
                                                                                                                      2,896
                                                                                                                   --------
               INDIA (6.9%)
     113,200   Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                                                    2,057
      41,600   Gail India Ltd. GDR (Oil & Gas Refining & Marketing)                                                   1,322
      62,600   Hindalco Industries Ltd. GDR (Aluminum)                                                                1,990
     314,050   Mahanagar Telephone Nigam Ltd. ADR (Integrated Telecommunication Services)                             2,198
      99,357   Reliance Industries Ltd. GDR (Diversified Chemicals)                                                   3,219
      44,000   State Bank of India Ltd. GDR (Diversified Banks)                                                       1,980
                                                                                                                   --------
                                                                                                                     12,766
                                                                                                                   --------
               INDONESIA (1.8%)
    3,142,300  PT Bank Mandiri Tbk (Regional Banks)                                                                     419
      865,400  PT Gudang Garam Tbk (Tobacco)                                                                            926
   10,354,100  PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                                                    795
    2,448,300  PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)                                1,206
                                                                                                                   --------
                                                                                                                      3,346
                                                                                                                   --------
               ISRAEL (0.9%)
     162,500   Bank Hapoalim Ltd. (Diversified Banks)                                                                   603
     130,500   Bank Leumi Le-Israel (Regional Banks)                                                                    388
     244,900   Super-Sol Ltd. (Food Retail)                                                                             612
                                                                                                                   --------
                                                                                                                      1,603
                                                                                                                   --------
               KOREA (20.5%)
      10,960   Cheil Jedang Corp. (Packaged Foods & Meat)                                                               700
      15,140   Daelim Industrial Co. Ltd. (Construction & Engineering)                                                  899
      10,210   Hyundai Department Store Co. Ltd. (Department Stores)                                                    674
      17,880   Hyundai Development Co. (Homebuilding)                                                                   480
      24,490   Hyundai Motor Co. Ltd. (Automobile Manufacturers)                                                      1,691
      17,200   INI Steel Co. (Steel)                                                                                    350
      83,030   Industrial Bank of Korea (Consumer Finance)                                                              869
     132,500   KT Corp. ADR (Integrated Telecommunication Services)                                                   2,696
      96,673   Kangwon Land Inc. (Casinos & Gaming)                                                                   1,526
      44,550   Kia Motors Corp. (Automobile Manufacturers)                                                              665
      50,620   Kookmin Bank (Diversified Banks)                                                                       2,547
       4,300   Kookmin Bank ADR (Diversified Banks)                                                                     218
      95,810   Korea Electric Power Corp. (Electric Utilities)                                                        3,015
      13,500   Korea Electric Power Corp. ADR (Electric Utilities)                                                      216
      72,580   Korean Air Lines Co. Ltd. (Airlines)                                                                   1,246
      33,200   Kumho Tire Co. Ltd. (Tires & Rubber)*(a)                                                                 251
      42,180   LG Chem Ltd. (Diversified Chemicals)                                                                   1,730
      39,010   LG Electronics, Inc. (Electrical Components & Equipment)                                               2,352
       7,500   POSCO (Steel)                                                                                          1,555
      10,400   POSCO ADR (Steel)                                                                                        544
      17,600   SK Corp. (Oil & Gas Refining & Marketing)                                                                876
       4,400   SK Telecom Co. Ltd. (Wireless Telecommunication Services)                                                805
     115,700   SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                                          2,460
      21,410   Samsung Corp. (Trading Companies & Distributors)                                                         316
      70,370   Samsung Electro Mechanics Co. Ltd. (Communications Equipment)                                          1,702
       7,816   Samsung Electronics Co. Ltd. (Semiconductors)                                                          4,130
      21,830   Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)                                        2,100
      13,430   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                                                  1,267
                                                                                                                   --------
                                                                                                                     37,880
                                                                                                                   --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                                     MARKET
      NUMBER                                                                                                          VALUE
   OF SHARES   SECURITY                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
               MALAYSIA (4.4%)
     245,000   AMMB Holdings Berhad (Multi-Sector Holdings)                                                        $    166
     811,900   Commerce Asset-Holding Berhad (Diversified Banks)                                                      1,195
   1,076,500   Gamuda Berhad (Construction & Engineering)                                                             1,222
     300,200   Genting Berhad (Casinos & Gaming)                                                                      1,520
     318,600   Kuala Lumpur Kepong Berhad (Agricultural Products)                                                       608
     533,800   MK Land Holdings Berhad (Real Estate Management & Development)                                           139
      88,000   Proton Holdings Berhad (Automobile Manufacturers)                                                        206
     371,500   Resorts World Berhad (Hotels, Resorts, & Cruise Lines)                                                 1,014
   1,213,400   Sime Darby Berhad (Multi-Sector Holdings)                                                              1,946
                                                                                                                   --------
                                                                                                                      8,016
                                                                                                                   --------
               MEXICO (6.9%)
     171,144   Cemex S.A. de C.V. CPO (Construction Materials)                                                          815
     101,220   Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)(b)                                                      2,733
   1,328,500   Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)                                   1,853
   1,399,733   Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                                                    363
      37,000   Embotelladoras Arca S.A. (Soft Drinks)                                                                    80
     521,500   Grupo Continental S.A. (Soft Drinks)                                                                     882
     469,500   Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)                                         1,544
     236,100   Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated Telecommunication Services)                       4,533
                                                                                                                   --------
                                                                                                                     12,803
                                                                                                                   --------
               PHILIPPINES (0.8%)
   1,092,600   ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)*                                                263
     963,040   Bank of the Philippine Islands (Diversified Banks)                                                       916
     374,200   Manila Electric Co. "B" (Construction & Engineering)*                                                    151
   1,300,000   SM Prime Holdings, Inc. (Real Estate Management & Development)                                           164
                                                                                                                   --------
                                                                                                                      1,494
                                                                                                                   --------
               POLAND (1.0%)
      28,800   KGHM Polska Miedz S.A. (Diversified Metals & Mining)                                                     356
      70,500   Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)                                           625
     130,457   Telekomunikacja Polska S.A. (Integrated Telecommunication Services)                                      905
                                                                                                                   --------
                                                                                                                      1,886
                                                                                                                   --------
               RUSSIA (3.7%)
      92,200   LUKoil Holdings ADR (Integrated Oil & Gas)                                                             4,490
      15,100   NovaTek OAO GDR (Oil & Gas Exploration & Production)*(a)                                                 332
      41,880   OAO Gazprom ADR (Integrated Oil & Gas)(b)                                                              2,065
                                                                                                                   --------
                                                                                                                      6,887
                                                                                                                   --------
               SOUTH AFRICA (10.6%)
     293,900   Alexander Forbes Ltd. (Other Diversified Financial Services)                                             638
     449,784   Aveng Ltd. (Building Products)                                                                           916
     120,302   Bidvest Group Ltd. (Industrial Conglomerates)                                                          1,656
     488,600   Illovo Sugar Ltd. (Packaged Foods & Meat)                                                                682
      16,113   Impala Platinum Holdings Ltd. (Precious Metals & Minerals)                                             1,699
     734,893   Nampak Ltd. (Paper Packaging)                                                                          1,779
     264,821   Nedcor Ltd. (Diversified Banks)                                                                        3,661
     511,900   Network Healthcare Holdings Ltd. (Health Care Facilities)                                                493
      67,700   SASOL Ltd. (Integrated Oil & Gas)                                                                      2,273
     953,483   Sanlam Ltd. (Life & Health Insurance)                                                                  1,994
     234,953   Sappi Ltd. (Paper Products)                                                                            2,524
     167,300   Shoprite Holdings Ltd. (Food Retail)                                                                     423
     347,287   Steinhoff International Holdings Ltd. (Home Furnishings)                                                 902
                                                                                                                   --------
                                                                                                                     19,640
                                                                                                                   --------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                                     MARKET
      NUMBER                                                                                                          VALUE
   OF SHARES   SECURITY                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
               TAIWAN (12.8%)
     474,949   Accton Technology Corp. (Communications Equipment)*                                                 $    178
   1,649,000   Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)*                                    1,137
     449,223   Asustek Computer, Inc. (Computer Storage & Peripherals)                                                1,094
   1,260,050   Benq Corp. (Communications Equipment)                                                                  1,182
   1,022,120   China Motor Corp. Ltd. (Automobile Manufacturers)                                                        940
      23,000   Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)                                    443
   3,218,545   Compal Electronics, Inc. (Computer Hardware)                                                           3,220
     402,448   Delta Electronics, Inc. (Electronic Equipment Manufacturers)                                             656
     341,640   Elan Microelectronics Corp. (Semiconductor Equipment)                                                    152
   2,104,200   First Financial Holding Co. Ltd. (Diversified Banks)                                                   1,549
     793,000   Nien Hsing Textile Co. Ltd. (Textiles)                                                                   603
     545,057   Optimax Technology Corp. (Electronic Equipment Manufacturers)                                            955
   1,382,286   Quanta Computer, Inc. (Computer Hardware)                                                              2,206
   4,066,639   SinoPac Holdings Co. (Diversified Banks)                                                               1,955
     497,000   Sunplus Technology Co. Ltd. (Semiconductor Equipment)                                                    502
     492,745   Taishin Financial Holdings Co. Ltd. (Diversified Banks)                                                  316
   1,219,720   Taiwan Cellular Corp. (Wireless Telecommunication Services)                                            1,137
   6,698,675   United Microelectronics Corp. (Semiconductors)                                                         4,042
   4,456,440   Yageo Corp. (Electrical Components & Equipment)*                                                       1,412
                                                                                                                   --------
                                                                                                                     23,679
                                                                                                                   --------
               THAILAND (2.5%)
   1,264,000   C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)                                               183
   5,788,100   Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)                                           724
     328,200   Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)                                    124
     725,300   Kasikornbank Public Co. Ltd. (Diversified Banks)                                                       1,115
   4,676,200   Krung Thai Bank Public Co. Ltd. (Regional Banks)                                                       1,098
     872,700   Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                                               1,055
     225,200   Siam Makro Public Co. Ltd. (General Merchandise Stores)                                                  325
                                                                                                                   --------
                                                                                                                      4,624
                                                                                                                   --------
               TURKEY (0.7%)
     79,411    Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining & Marketing)                               1,216
                                                                                                                   --------
               UNITED KINGDOM (0.9%)
    642,249    Old Mutual plc (Multi-Line Insurance)                                                                  1,643
                                                                                                                   --------
               Total stocks (cost: $149,359)                                                                        177,216
                                                                                                                   --------
               MONEY MARKET INSTRUMENTS (3.4%)
               MONEY MARKET FUNDS
  6,319,064    SSgA Prime Money Market Fund, 3.36%(c) (cost: $6,319)                                                  6,319
                                                                                                                   --------

   PRINCIPAL
      AMOUNT
       (000)
------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (3.4%)(e)
               REPURCHASE AGREEMENTS (2.7%)(d)
     $5,000    CS First Boston LLC, 3.58%, acquired on 8/31/2005 and due 9/01/2005 at $5,000
                 (collateralized by $5,065 of U.S. Treasury Notes, 3.88%, due 5/15/2010; market
                 value $5,101)                                                                                        5,000
                                                                                                                   --------

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USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                                     MARKET
      NUMBER                                                                                                          VALUE
   OF SHARES   SECURITY                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.7%)
   1,205,649   AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.50%(c)                                     $  1,205
      10,776   Merrill Lynch Premier Institutional Fund, 3.38%(c)                                                        11
                                                                                                                   --------
                                                                                                                      1,216
                                                                                                                   --------
              Total short-term investments purchased with cash collateral from securities loaned (cost: $6,216)       6,216
                                                                                                                   --------

              TOTAL INVESTMENTS (COST: $161,894)                                                                   $189,751
                                                                                                                   ========

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USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily
                available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

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USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

                from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $33,159,000 and $5,302,000, respectively, resulting in net unrealized appreciation of $27,857,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $184,796,000 at August 31, 2005, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E.  CPO - Certificate of ordinary participation.

         F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at August 31, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (b) The security or a portion thereof was out on loan as of August 31, 2005. The aggregate fair market value of these securities as of August 31, 2005, was approximately $6,112,000.

         (c) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2005 (UNAUDITED)

         (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         * Non-income-producing security for the 12 months preceding August 31, 2005.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

          CUSTODIAN AND       State Street Bank and Trust Company
       ACCOUNTING AGENT       P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48054-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.